Note 6 - Commitments and Contingencies (Details Textual) - USD ($)				3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 29, 2025	Dec. 02, 2025	Feb. 12, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Stock Issued During Period, Shares, New Issues	100
Archimedes Tech SPAC Partners II Co
Stock Issued During Period, Shares, New Issues						8,400,000	8,400,000
Payments of Stock Issuance Costs					$ 75,000	$ 283,747	$ 283,747
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs				$ 117,194			117,194
Over-Allotment Option [Member] | Archimedes Tech SPAC Partners II Co
Equity Offering, Option, Period		45 days	45 years
Equity Offering, Option, Maximum Shares to be Issued		3,000,000	3,000,000
Stock Issued During Period, Shares, New Issues		3,000,000	3,000,000
IPO [Member] | Archimedes Tech SPAC Partners II Co
Payments of Stock Issuance Costs							13,058,326
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs			$ 13,175,520				$ 13,175,520
IPO [Member] | Underwriters [Member] | Archimedes Tech SPAC Partners II Co
Equity Offering, Cash Underwriting Fee, Per Unit		$ 0.2	$ 0.2
Payments of Stock Issuance Costs		$ 4,600,000	$ 4,600,000
Equity Offering, Deferred Underwriting Fee, Per Unit		$ 0.35	$ 0.35
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ 8,050,000	$ 8,050,000